UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Sec. Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	February 28, 2010

Date of reporting period:	May 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.4%)
	Basic Energy (50.9%)
	Gas Distributors (2.7%)
182,225	Spectra Energy Corp.	$2,924,711

	Integrated Oil (17.7%)
102,135	Chevron Corp.	6,809,340
78,615	ConocoPhillips	3,603,712
125,769	Exxon Mobil Corp.	8,722,080
		19,135,132
	Oil & Gas Pipelines (5.4%)
275,365	El Paso Corp.	2,684,809
188,136	Williams Companies, Inc. (The)	3,156,922
		5,841,731
	Oil & Gas Production (25.1%)
40,278	Anadarko Petroleum Corp.	1,924,483
32,230	Apache Corp.	2,715,700
45,440	Canadian Natural Resources Ltd. (Canada) (a)	2,715,494
33,412	Chesapeake Energy Corp.	757,116
44,244	Devon Energy Corp.	2,797,991
68,936	EnCana Corp. (Canada)	3,821,123
20,889	EOG Resources, Inc.	1,528,866
20,102	Nexen Inc.	499,937
6,279	Noble Energy, Inc.	373,475
91,276	Occidental Petroleum Corp.	6,125,532
6,330	Petrohawk Energy Corp. (a)	159,516
2,524	Range Resources Corp.	115,624
26,989	Southwestern Energy Co. (a)	1,173,212
30,294	Talisman Energy, Inc. (Canada) (a)	493,489
1,410	Ultra Petroleum Corp. (Canada) (a)	63,845
42,938	XTO Energy Inc.	1,836,458
		27,101,861

	Total Basic Energy	55,003,435

	Energy Development & Technology (23.1%)
	Contract Drilling (5.5%)
11,519	Diamond Offshore Drilling, Inc.	970,821
13,995	ENSCO International Inc.	544,266
7,825	Helmerich & Payne, Inc.	273,640
8,456	Nabors Industries, Ltd. (Bermuda) (a)	151,193
33,263	Noble Corp. (Cayman Islands)	1,143,249
36,339	Transcocean, Ltd.	2,888,224
		5,971,393
	Oil Refining/Marketing (5.1%)
35,994	Frontier Oil Corp.	628,815
17,789	Holly Corp.	430,316
40,920	Sunoco, Inc.	1,245,196
36,013	Tesoro Corp.	610,060
114,715	Valero Energy Corp.	2,566,175
		5,480,562
	Oil Field Services/Equipment (12.5%)
30,458	Baker Hughes Inc.	1,189,690
93,240	Halliburton Co.	2,137,993
35,846	National-Oilwell Varco, Inc. (a)	1,384,373
120,773	Schlumberger Ltd. (Netherlands Antilles)	6,911,839
15,572	Smith International, Inc.	454,547
70,621	Weatherford International Ltd. (a)	1,461,855
		13,540,297

	Total Energy Development & Technology	24,992,252

	Metal & Basic Materials (25.4%)
	Aluminum (0.9%)
106,784	Alcoa, Inc.		984,548

	Chemicals: Agricultural (1.5%)
19,654	Monsanto Co.		1,614,576

	Coal (7.3%)
27,867	Alpha Natural Resources, Inc. (a)		767,736
51,374	Arch Coal, Inc.		951,960
42,077	CONSOL Energy, Inc.		1,731,889
14,310	Foundation Coal Holdings, Inc.		419,999
32,505	Massey Energy Co.		744,039
100,872	Patriot Coal Corp. (a)		913,900
71,867	Peabody Energy Corp.		2,442,041
			7,971,564
	Construction Materials (0.5%)
13,171	Vulcan Materials Co.		583,344

	Containers/Packaging (1.4%)
15,243	Ball Corp.		606,671
18,862	Crown Holdings, Inc. (a)		443,257
9,079	Owens-Illinois, Inc. (a)		259,932
7,515	Pactiv Corp. (a)		168,336
1,256	Sonoco Products Co.		30,596
			1,508,792
	Forest Products (0.9%)
28,131	Weyerhaeuser Co.		944,639

	Other Metals/Minerals (0.7%)
22,442	Cameco Corporation (Canada)		619,399
55,003	Denison Mines Corp. (a)		106,303
			725,702
	Precious Metals (11.1%)
8,166	Agnico-Eagle Mines Ltd. (Canada)		505,149
82,703	Barrick Gold Corp. (Canada)		3,149,330
42,236	Freeport-McMoRan Copper & Gold, Inc.		2,298,905
65,154	Goldcorp Inc. (Canada)		2,588,568
52,134	Kinross Gold Corp. (Canada)		1,054,149
44,741	Newmont Mining Corp.		2,186,493
16,694	Yamana Gold Inc. (Canada)		196,488
			11,979,082
	Pulp & Paper (1.1%)
83,091	International Paper Co.		1,194,018

	Total Metal & Basic Materials		27,506,265

	TOTAL COMMON STOCKS (Cost $81,857,209)		107,501,952

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (0.5%)
	Investment Company (b)
556	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $556,031)		556,031

	TOTAL INVESTMENTS
	(Cost $82,413,240) (c)	99.9%	108,057,983
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	113,987
	NET ASSETS	100.0%	$108,171,970

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Natural Resource Development Securities Inc.

Notes to the Portfolio of Investments

FAS 157

5/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective March 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$108,057,983	$108,057,983	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Sec. Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009

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